SUBMISSION-INFORMATION-FILE

TYPE 				13F-HR
CONFIRMING-COPY 		NO
SROS 				NONE
FILER
FILER-CIK 			0001280054
FILER-CCC 			a*od7hmo
SUBMISSION-CONTACT
CONTACT-NAME		Greg Drechsler
CONTACT-PHONE 		212-829-9509
NOTIFY-INTERNET		gdrechsler@metrocap.net
RETURN-COPY			NO
PERIOD			6-30-2012

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form 13F
Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2012

Check here if Amendment [ ]; Amendment Number: ____
       This Amendment (Check only one.): 	[ ] is a restatement.
       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name: 		Metropolitan Capital Advisors, Inc.
Address: 		660 Madison Avenue, 18th Floor
       New York, NY 10065

Form 13F File Number: 28-10700

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name: 		Karen Finerman
Title: 		President
Phone: 		(212) 486-8100

Signature, Place, and Date of Signing:

/s/ Karen Finerman 	New York, NY 	August 10, 2012
[Signature] 		[City, State] 		[Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers: 			0

Form 13F Information Table Entry Total: 		48

Form 13F Information Table Value Total: 		88,234
       (x$1000)

List of Other Included Managers: 			None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
FORM 13F INFORMATION TABLE
NAME OF REPORTING MANAGER:
METROPOLITAN CAPITAL ADVISORS, INC.
As of 6/30/12

Column 1
Column 2
Column 3
Column 4
Column 5


Column 6
Column 7
Column 8
NAME OF ISSUER
TITLE
OF CLASS
CUSIP NUMBER
VALUE (x$1000)
Shares or PrIncipal Amount
SH/ PRN
PUT/ CALL
Investment Discretion
Other Managers
Voting Authority
Activision Blizzard Inc.
COM
00507v109
359
29,900
SH

SHARES-DEFINED

29,900
Apple Inc.
COM
037833100
8,247
14,121
SH

SHARES-DEFINED

14,121
Bank of America Corporation
COM
060505104
1,005
122,800
SH

SHARES-DEFINED

122,800
Best Buy Inc.
COM
086516101
300
14,300
SH

SHARES-DEFINED

14,300
Carefusion Corp.
COM
14170T101
2,191
85,300
SH

SHARES-DEFINED

85,300
Childrens Place
COM
168905107
1,096
22,000
SH

SHARES-DEFINED

22,000
Colfax Corporation
COM
194014106
1,905
69,100
SH

SHARES-DEFINED

69,100
Corning Inc.
COM
219350105
1,826
141,200
SH

SHARES-DEFINED

141,200
Covidien Ltd.
SHS
G2254F113
979
18,300
SH

SHARES-DEFINED

18,300
Cummins Inc.
COM
231021106
2,584
26,664
SH

SHARES-DEFINED

26,664
CVS Caremark Corp.
COM
126650100
4,508
96,469
SH

SHARES-DEFINED

96,469
Dynegy Inc.
COM
26817G300
958
1,638,019
SH

SHARES-DEFINED

1,638,019
Fifth & Pacific Companies Inc.
COM
316645100
474
44,200
SH

SHARES-DEFINED

44,200
Fox Chase Bancorp Inc.
COM
35137T108
1,070
74,067
SH

SHARES-DEFINED

74,067
Freeport-McMoran Copper
COM
35671D907
733
21,500
SH
CALL
SHARES-DEFINED

21,500
General Motors Co.
COM
37045V100
1,055
53,500
SH

SHARES-DEFINED

53,500
General Motors Co.
COM
37045V900
489
24,800
SH
CALL
SHARES-DEFINED

24,800
General Motors Co.
COM
37045V950
1,055
53,500
SH
PUT
SHARES-DEFINED

53,500
Global Payments Inc.
COM
37940X102
821
19,000
SH

SHARES-DEFINED

19,000
GLU Mobile Inc.
COM
379890106
416
75,000
SH

SHARES-DEFINED

75,000
Hewlett-Packard Co.
COM
428236103
1,323
65,800
SH

SHARES-DEFINED

65,800
Hewlett-Packard Co.
COM
428236903
1,325
65,900
SH
CALL
SHARES-DEFINED

65,900
JPMORGAN CHASE & CO
COM
46625H100
3,312
92,696
SH

SHARES-DEFINED

92,696
JPMORGAN CHASE & CO
COM
46625H900
793
22,200
SH
CALL
SHARES-DEFINED

22,200
Jakks Pacific
COM
47012E106
1,151
71,865
SH

SHARES-DEFINED

71,865
Macy's Inc.
COM
55616P104
2,010
58,507
SH

SHARES-DEFINED

58,507
Majesco Entertainment Co.
COM
560690208
200
100,000
SH

SHARES-DEFINED

100,000
McGraw-Hill Companies Inc.
COM
580645109
2,354
52,300
SH

SHARES-DEFINED

52,300
Microsoft Corp.
COM
594918104
6,752
220,715
SH

SHARES-DEFINED

220,715
Navios Maritime Acquisition Corp.
SHS
Y62159101
3,745
1,600,639
SH

SHARES-DEFINED

1,600,639
Navios Maritime Holdings Inc.
COM
Y62196103
1,377
414,900
SH

SHARES-DEFINED

414,900
Omnicare Inc.
COM
681904108
837
26,800
SH

SHARES-DEFINED

26,800
Pacific Drilling SA Luxembou
REG SHS
L7257P106
5,354
629,174
SH

SHARES-DEFINED

629,174
Phoenix Companies Inc.
COM
71902E109
236
127,600
SH

SHARES-DEFINED

127,600
Polycom Inc.
COM
73172K104
2,724
258,935
SH

SHARES-DEFINED

258,935
Potash Corp. of Saskatchewan
COM
73755L107
1,081
24,750
SH

SHARES-DEFINED

24,750
QEP Resources Inc.
COM
74733V100
2,523
84,200
SH

SHARES-DEFINED

84,200
Rentech Nitrogen Partners LP
COM UNIT
760113100
550
20,000
SH

SHARES-DEFINED

20,000
Sotheby's
COM
835898107
1,191
35,700
SH

SHARES-DEFINED

35,700
SPDR S&P Biotech
S&P BIOTECH
78464A870
964
10,900
SH

SHARES-DEFINED

10,900
Staples, Inc.
COM
855030102
3,048
233,600
SH

SHARES-DEFINED

233,600
Target Corporation
COM
87612E106
2,328
40,000
SH

SHARES-DEFINED

40,000
Thompson Creek Metals Company Inc.
COM
884768102
980
307,200
SH

SHARES-DEFINED

307,200
Timken Co
COM
887389104
3,782
82,594
SH

SHARES-DEFINED

82,594
Town Sports International
COM
89214A102
384
28,900
SH

SHARES-DEFINED

28,900
United States Natural Gas
UNIT
912318201
464
24,075
SH

SHARES-DEFINED

24,075
Wal-Mart Stores Inc.
COM
931142103
4,409
63,238
SH

SHARES-DEFINED

63,238
Walt Disney Co.
COM
254687106
965
19,900
SH

SHARES-DEFINED

19,900